Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities	FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and short-term investments, equity securities, and derivative contracts that trade on an active exchange market included in other invested assets and other liabilities.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted prices in active markets for similar assets and liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents (primarily commercial paper), short-term investments, certain OTC derivatives, separate account assets, receivables from parent and affiliates, other liabilities and embedded derivatives associated with certain reinsurance arrangements.

Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured OTC derivative contracts, contracts or contract features pertaining to living benefit features (market risk benefits) of the Company's variable annuity contracts, embedded derivatives associated with the index-linked features of certain universal life and annuity products, receivables from parent and affiliates, short-term investments, cash equivalents and other liabilities.
Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2025
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$1,117,320	$0	$	$1,117,320
Obligations of U.S. states and their political subdivisions	0	434,528	0		434,528
Foreign government securities	0	424,735	0		424,735
U.S. corporate public securities	0	19,067,987	0		19,067,987
U.S. corporate private securities	0	5,860,168	842,444		6,702,612
Foreign corporate public securities	0	5,312,470	8,746		5,321,216
Foreign corporate private securities	0	6,722,526	460,924		7,183,450
Asset-backed securities(2)	0	3,814,974	1,261,074		5,076,048
Commercial mortgage-backed securities	0	1,278,970	75,340		1,354,310
Residential mortgage-backed securities	0	933,162	8,803		941,965
Subtotal	0	44,966,840	2,657,331		47,624,171
Market risk benefit assets	0	0	2,655,866		2,655,866
Fixed maturities, trading	0	4,738,551	153,956		4,892,507
Equity securities	2,731,986	135,295	2,350		2,869,631
Short-term investments	0	271,028	164		271,192
Cash equivalents	50,286	2,464,769	0		2,515,055
Other invested assets(3)	285,479	21,524,856	0	(21,763,852)	46,483
Reinsurance recoverables and deposit receivables	0	0	804,855		804,855
Receivables from parent and affiliates	0	291,583	358,188		649,771
Subtotal excluding separate account assets	3,067,751	74,392,922	6,632,710	(21,763,852)	62,329,531
Separate account assets(4)(5)	567,387	110,105,979	21,982		110,695,348
Total assets	$3,635,138	$184,498,901	$6,654,692	$(21,763,852)	$173,024,879
Market risk benefit liabilities	$0	$0	$4,482,417	$	$4,482,417
Policyholders' account balances	0	0	18,606,282		18,606,282
Reinsurance and funds withheld payables	0	265	0		265
Payables to parent and affiliates	0	33,211,800	0	(30,731,963)	2,479,837
Other liabilities	258,878	0	0	(256,500)	2,378
Total liabilities	$258,878	$33,212,065	$23,088,699	$(30,988,463)	$25,571,179

	December 31, 2024
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$1,099,241	$0	$	$1,099,241
Obligations of U.S. states and their political subdivisions	0	541,066	0		541,066
Foreign government securities	0	309,686	648		310,334
U.S. corporate public securities	0	13,238,428	0		13,238,428
U.S. corporate private securities	0	4,996,400	757,697		5,754,097
Foreign corporate public securities	0	3,692,124	6,727		3,698,851
Foreign corporate private securities	0	4,906,450	435,183		5,341,633
Asset-backed securities(2)	0	3,126,089	624,574		3,750,663
Commercial mortgage-backed securities	0	820,457	75,318		895,775
Residential mortgage-backed securities	0	356,072	0		356,072
Subtotal	0	33,086,013	1,900,147		34,986,160
Market risk benefit assets	0	0	2,637,363		2,637,363
Fixed maturities, trading	0	3,778,760	66,285		3,845,045
Equity securities	2,587,791	15,514	20,515		2,623,820
Short-term investments	0	390,745	105,540		496,285
Cash equivalents	0	2,851,250	33		2,851,283
Other invested assets(3)	2,302	15,330,249	143	(15,308,195)	24,499
Reinsurance recoverables and deposit receivables	0	0	645,193		645,193
Receivables from parent and affiliates	0	169,072	351,390		520,462
Subtotal excluding separate account assets	2,590,093	55,621,603	5,726,609	(15,308,195)	48,630,110
Separate account assets(4)(5)	273,288	111,415,717	10,547		111,699,552
Total assets	$2,863,381	$167,037,320	$5,737,156	$(15,308,195)	$160,329,662
Market risk benefit liabilities	$0	$0	$4,281,244	$	$4,281,244
Policyholders' account balances	0	0	12,624,585		12,624,585
Payables to parent and affiliates	0	27,232,920	0	(23,617,643)	3,615,277
Other liabilities	7,988	1,274	31	(1,943)	7,350
Total liabilities	$7,988	$27,234,194	$16,905,860	$(23,619,586)	$20,528,456
(1)"Netting" amounts represent cash collateral of $(9,225) million and $(8,311) million as of December 31, 2025 and 2024, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting agreements.
(2)Includes credit-tranched securities collateralized by loan obligations, home equity loans, auto loans and education loans.
(3)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2025 and 2024, the fair value of such investments was $87 million and $44 million, respectively.
(4)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(5)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate-owned life insurance fund. At December 31, 2025 and 2024, the fair value of such investments was $7,914 million and $6,444 million, respectively.
The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2025 and 2024, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends and back testing.

The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.

Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.

Derivative Instruments – Derivatives are recorded at fair value either as assets within "Other invested assets", or as liabilities within "Payables to parent and affiliates" or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market inputs from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including SOFR, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

Reinsurance Recoverables and Deposit Receivables – Reinsurance recoverables and deposit receivables primarily include (1) an embedded derivative associated with net receivables from modified coinsurance arrangements where the Company is the cedant; and (2) an embedded derivatives on deposit receivables where the Company has ceded fixed indexed annuities. The methods and assumptions used to estimate the fair value are consistent with those described below in "Policyholders' account balances".

Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and "Equity Securities".

Market Risk Benefits – Market risk benefit liabilities (or assets) represent contracts or contract features that provide protection to the contractholder and expose the insurance entity to other than nominal capital market risk, primarily related to deferred annuities with guaranteed minimum benefits in the annuities products including GMDB, GMIB, GMAB, GMWB and GMIWB. The benefits are bundled together and accounted for as single compound market risk benefits using a fair value measurement framework.
The fair value of these market risk benefits is calculated as the present value of expected future benefit payments to contractholders less the present value of expected future rider fees attributable to the market risk benefits. The fair value of these benefit features is based on assumptions a market participant would use in valuing market risk benefits. This methodology could result in either a liability or asset balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally-developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management’s judgment.

The significant inputs to the valuation models for these market risk benefits include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the valuations, the assets and liabilities included in market risk benefits have been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the SOFR swap curve adjusted for an additional spread relative to SOFR to reflect the Company’s market-perceived NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with the Company issued funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon Company emerging experience and industry studies, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Policyholders' Account Balances – The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life and annuity products that provide policyholders with index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.

As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option cost for future index term periods, where the terms of index crediting rates have not yet been declared by the Company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. Since the valuation of these liabilities requires the use of management’s judgment to determine these risk premiums and the use of unobservable inputs, these liabilities are reflected within Level 3 in the fair value hierarchy.

Capital market inputs, including interest rates and equity market volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging Company experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.

Reinsurance and Funds Withheld Payables – Reinsurance and funds withheld payables primarily includes an embedded derivative associated with certain funds withheld reinsurance arrangements that are described in Note 12. The fair value is determined based on the valuation of the underlying funds withheld assets identified to support the payable due to the applicable reinsurance counterparties.

Other Liabilities – Other liabilities include certain derivative instruments. The fair values of derivative instruments are determined consistent with those described above under "Derivative Instruments".
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information regarding significant internally-priced Level 3 assets and liabilities.

	December 31, 2025
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)(2)
	(in thousands)
Assets:
Corporate securities(3)	$1,187,393	Discounted cash flow	Discount rate	1.85%	25.50%	9.62%	Decrease
		Market comparables	EBITDA multiple(4)	7.00 X	7.00 X	7.00 X	Increase
		Liquidation	Liquidation value	12.01%	30.83%	28.88%	Increase
Asset-backed securities	$403,303	Discounted cash flow	Discount rate	2.10%	10.05%	5.42%	Decrease
Commercial mortgage-backed securities	$75,340	Discounted cash flow	Liquidity premium	0.90%	0.90%	0.90%	Decrease
Market risk benefit assets(5)	$2,655,866	Discounted cash flow	Lapse rate(6)	1%	20%		Increase
			Spread over SOFR(7)	0.38%	1.61%		Increase
			Utilization rate(8)	37%	94%		Decrease
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	16%		Increase
			Equity volatility curve	15%	25%		Decrease
Reinsurance recoverables and deposit receivables(11)	$804,855	Discounted cash flow	Lapse rate(6)	0%	80%		Decrease
			Spread over SOFR(7)	0.38%	1.61%		Decrease
			Option budget(13)	(2)%	9%		Increase
Receivables from parent and affiliates	$354,207	Liquidation	Liquidation value	100%	100%	100%	Increase
Liabilities:
Market risk benefit liabilities(5)	$4,482,417	Discounted cash flow	Lapse rate(6)	1%	20%		Decrease
			Spread over SOFR(7)	0.38%	1.61%		Decrease
			Utilization rate(8)	37%	94%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	16%		Decrease
			Equity volatility curve	15%	25%		Increase
Policyholders' account balances(12)	$18,606,282	Discounted cash flow	Lapse rate(6)	0%	80%		Decrease
			Spread over SOFR(7)	0.38%	1.61%		Decrease
			Mortality rate(10)	0%	23%		Decrease
			Option budget(13)	(2)%	9%		Increase

	December 31, 2024
	Fair Value	Valuation Techniques	Unobservable Inputs		Minimum		Maximum		Weighted Average	Impact of Increase in Input on Fair Value(1)(2)
	(in thousands)
Assets:
Corporate securities(3)	$1,130,627	Discounted cash flow	Discount rate		2.15%		20.00%		11.15%	Decrease
		Market comparables	EBITDA multiple(4)	5.0	X	5.0	X	5.0	X	Increase
		Liquidation	Liquidation value		75.00%		75.00%		75.00%	Increase
Asset-backed securities	$90,370	Discounted cash flow	Discount rate		2.30%		10.70%		6.18%	Decrease
Commercial mortgage-backed securities	$75,318	Discounted cash flow	Liquidity premium		1.00%		1.00%		1.00%	Decrease
Market risk benefit assets(5)	$2,637,363	Discounted cash flow	Lapse rate(6)		1%		20%			Increase
			Spread over SOFR(7)		0.29%		1.79%			Increase
			Utilization rate(8)		37%		94%			Decrease
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		16%			Increase
			Equity volatility curve		16%		25%			Decrease
Reinsurance recoverables and deposit receivables(11)	$645,193	Discounted cash flow	Lapse rate(6)		0%		80%			Decrease
			Spread over SOFR(7)		0.29%		1.71%			Decrease
			Option budget(13)		(1)%		7%			Increase
Receivables from parent and affiliates	$328,001	Liquidation	Liquidation value		100%		100%		100%	Increase
Liabilities:
Market risk benefit liabilities(5)	$4,281,244	Discounted cash flow	Lapse rate(6)		1%		20%			Decrease
			Spread over SOFR(7)		0.29%		1.79%			Decrease
			Utilization rate(8)		37%		94%			Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		16%			Decrease
			Equity volatility curve		16%		25%			Increase
Policyholders' account balances(12)	$12,624,585	Discounted cash flow	Lapse rate(6)		0%		80%			Decrease
			Spread over SOFR(7)		0.29%		1.73%			Decrease
			Mortality rate(10)		0%		23%			Decrease
			Option budget(13)		(1)%		7%			Increase
(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Directional impacts for MRB assets and liabilities are associated with the directional impacts of direct and assumed MRBs.
(3)Includes assets classified as fixed maturities, available-for-sale and fixed maturities, trading.
(4)Represents multiple of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.
(5)Market risk benefits primarily represent fair value for all living benefit guarantees including accumulation, withdrawal and income benefits. Since the valuation methodology for these assets and liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(6)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these balances.
(7)The spread over the SOFR swap curve represents the premium added to the proxy for the risk-free rate (SOFR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees as of December 31, 2025 and 2024, respectively. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements are insurance liabilities and are therefore senior to debt. Effective April 2023, the Company entered into an agreement with The Ohio National Life Insurance Company, now known as AuguStar Life Insurance Company ("AuguStar"), an affiliate of Constellation Insurance Holdings, Inc., to reinsure approximately $10 billion of account values of PDI traditional variable annuity contracts with guaranteed living benefits. See Note 12 for additional information regarding this transaction. As a result of this transaction, a ceded MRB asset balance was established to fair value the reinsurance reimbursements to the Company. The establishment of the fair value also required an estimate of NPR for AuguStar, which may differ from the Company's; however, the NPR spreads for AuguStar were developed using a methodology similar to that of the Company.
(8)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.
(9)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2025 and 2024, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.
(10)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
(11)Includes deposit assets related to reinsurance agreements using deposit method of accounting and modified coinsurance agreements, which include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain annuity products.
(12)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life and annuity products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(13)Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price and interest rate changes. The level of option budget determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another or multiple inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors. During weaker economic cycles, as the expectations of default increase, credit spreads widen, which results in a decrease in fair value.

Commercial Mortgage-backed Securities – Interrelationships may exist between the prepayment rate, the default rate and/or loss severity, depending on specific market conditions. In stronger economic cycles, prepayment rates are generally driven by underlying property appreciation and subsequent cash-out refinances, while default rates and loss severity may be lower. During weaker economic cycles, prepayment rates may decline, while default rates and loss severity increase. Generally, a change in the assumption used for the probability of default would be accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates. The impact of these factors on average life and economics varies with the deal structure and tranche subordination.

Market Risk Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods (excluding MRBs disclosed in Note 11). When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2025(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3(7)	Transfers out of Level 3(7)	Fair Value, end of period	Unrealized gains (losses) for assets and liabilities still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government	$648	$(8)	$0	$0	$0	$(640)	$0	$0	$0	$0	$0
Corporate securities(3)	1,199,607	(18,352)	1,298,618	(929,011)	0	(275,269)	(3,819)	54,950	(14,610)	1,312,114	(26,070)
Structured securities(4)	699,892	6,535	879,448	(38,219)	0	(229,224)	(30,444)	292,257	(235,028)	1,345,217	4,813
Other assets:
Fixed maturities, trading	66,285	22,926	565,106	0	0	(46,805)	26,461	2,166	(482,183)	153,956	26,447
Equity securities	20,515	(140)	2,249	0	0	0	0	0	(20,274)	2,350	(140)
Other invested assets	143	(143)	0	0	0	0	0	0	0	0	(143)
Short-term investments	105,540	(201)	4,018	(104,545)	0	(25,279)	(1,741)	22,372	0	164	(226)
Cash equivalents	33	(46)	2,660	(35)	0	(2,305)	(307)	0	0	0	(80)
Reinsurance recoverables and deposit receivables(5)	645,193	(19,866)	179,528	0	0	0	0	0	0	804,855	(337,374)
Separate account assets	10,547	520	12,710	(789)	0	(1,006)	0	0	0	21,982	533
Receivables from parent and affiliates	351,390	(8,467)	159,069	(16,034)	0	(135,122)	30,792	0	(23,440)	358,188	(588)
Liabilities:
Policyholders' account balances(5)	(12,624,585)	(4,407,178)	0	0	(1,574,519)	0	0	0	0	(18,606,282)	675,999
Other liabilities	(31)	31	0	0	0	0	0	0	0	0	31
Notes issued by consolidated variable interest entities	0	0	0	0	(17,538)	17,538	0	0	0	0	0

	Year Ended December 31, 2025
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(51,531)	$0	$0	$38,751	$955	$(57,441)	$0	$0	$36,184
Other assets:
Fixed maturities, trading	0	23,182	0	0	(256)	0	26,447	0	0
Equity securities	0	(140)	0	0	0	0	(140)	0	0
Other invested assets	(143)	0	0	0	0	(143)	0	0	0
Short-term investments	184	0	0	(385)	0	125	0	0	(351)
Cash equivalents	(46)	0	0	0	0	(80)	0	0	0
Reinsurance recoverables and deposit receivables	(19,866)	0	0	0	0	(337,374)	0	0	0
Separate account assets	0	0	520	0	0	0	0	533	0
Receivables from parent and affiliates	(7,689)	0	0	(778)	0	0	0	0	(588)
Liabilities:
Policyholders' account balances	(4,407,178)	0	0	0	0	675,999	0	0	0
Other liabilities	31	0	0	0	0	31	0	0	0
Notes issued by consolidated variable interest entities	0	0	0	0	0	0	0	0	0

	Year Ended December 31, 2024(6)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3(7)	Transfers out of Level 3(7)	Fair Value, end of period	Unrealized gains (losses) for assets and liabilities still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government	$682	$(34)	$0	$0	$0	$0	$0	$0	$0	$648	$(44)
Corporate securities(3)	1,014,343	(69,658)	1,172,201	(702,073)	0	(183,577)	(64,672)	33,043	0	1,199,607	(61,011)
Structured securities(4)	177,237	(5,386)	771,208	(40,508)	0	(96,067)	65,480	34,578	(206,650)	699,892	(3,394)
Other assets:
Fixed maturities, trading	34,048	(9,654)	261,968	(52)	0	(2,261)	0	18,842	(236,606)	66,285	(9,705)
Equity securities	28,709	(2,135)	273	(6,120)	0	(6,332)	6,120	0	0	20,515	(230)
Other invested assets	1	142	0	0	0	0	0	0	0	143	142
Short-term investments	1,759	1,539	117,046	(13,113)	0	(1,488)	(203)	0	0	105,540	321
Cash equivalents	0	(41)	744	0	0	(65)	(605)	0	0	33	(41)
Reinsurance recoverables and deposit receivables(5)	192,642	26,029	333,291	0	0	0	93,231	0	0	645,193	(122,807)
Separate account assets	5,985	457	5,823	(2,050)	0	(126)	0	458	0	10,547	457
Receivables from parent and affiliates	0	90	418,916	(51,199)	0	0	0	0	(16,417)	351,390	90
Liabilities:
Policyholders' account balances(5)	(7,697,627)	(2,687,101)	0	0	(2,286,786)	0	46,929	0	0	(12,624,585)	1,254,144
Other liabilities	0	(31)	0	0	0	0	0	0	0	(31)	(31)

	Year Ended December 31, 2024
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(54,924)	$0	$0	$(19,313)	$(841)	$(40,765)	$0	$0	$(23,684)
Other assets:
Fixed maturities, trading	0	(9,661)	0	0	7	0	(9,705)	0	0
Equity securities	0	(2,135)	0	0	0	0	(230)	0	0
Other invested assets	142	0	0	0	0	142	0	0	0
Short-term investments	1,142	0	0	385	12	(64)	0	0	385
Cash equivalents	(41)	0	0	0	0	(41)	0	0	0
Reinsurance recoverables and deposit receivables	26,029	0	0	0	0	(122,807)	0	0	0
Separate account assets	0	0	457	0	0	0	0	457	0
Receivables from parent and affiliates	0	0	0	90	0	0	0	0	90
Liabilities:
Policyholders' account balances	(2,687,101)	0	0	0	0	1,254,144	0	0	0
Other liabilities	(31)	0	0	0	0	(31)	0	0	0

	Year Ended December 31, 2023
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets and liabilities still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(2,081)	$0	$0	$(2,808)	$490	$(2,904)	$0	$0	$(2,420)
Other assets:
Fixed maturities, trading	0	1,080	0	0	3	0	1,225	0	0
Equity securities	0	(928)	0	0	0	0	(928)	0	0
Other invested assets	1	0	0	0	0	1	0	0	0
Short-term investments	1,857	0	0	(73)	789	0	0	0	0
Reinsurance recoverables and deposit receivables	(104,596)	0	0	0	0	(119,067)	0	0	0
Separate account assets	0	0	408	0	0	0	0	406	0
Liabilities:
Policyholders' account balances	(2,649,136)	0	0	0	0	(368,507)	0	0	0
(1)"Other" includes additional activity not allocated to the specific categories within the rollforward of Level 3 Assets and Liabilities.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate private, foreign corporate public, foreign corporate private, and foreign government bonds.
(4)Includes asset-backed, commercial mortgage-backed, and residential mortgage-backed securities.
(5)Purchases/issuances and settlements for Policyholders' account balances and Reinsurance recoverables and deposit receivables are presented net in the rollforward.
(6)Excludes MRB assets of $2,656 million and $2,637 million and MRB liabilities of $4,482 million and $4,281 million as of December 31, 2025 and 2024, respectively. See Note 11 for additional information.
(7)Transfers into or out of Level 3 are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such positions still held at the end of the quarter.

Fair Value of Financial Instruments

The tables below present the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2025
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$10,113,511	$10,113,511	$10,082,667
Policy loans	0	0	1,666,965	1,666,965	1,666,965
Short-term investments	49,602	0	0	49,602	49,602
Cash and cash equivalents	361,333	0	0	361,333	361,333
Accrued investment income	0	618,033	0	618,033	618,033
Reinsurance recoverables and deposit receivables	0	0	4,588,399	4,588,399	4,589,685
Receivables from parent and affiliates	0	313,681	0	313,681	313,681
Other assets	0	267,560	0	267,560	267,560
Total assets	$410,935	$1,199,274	$16,368,875	$17,979,084	$17,949,526
Liabilities:
Policyholders’ account balances - investment contracts	$0	$762,066	$14,868,285	$15,630,351	$15,644,802
Cash collateral for loaned securities	0	22,622	0	22,622	22,622
Reinsurance and funds withheld payables	0	2,886,507	0	2,886,507	2,886,507
Payables to parent and affiliates	0	17,380	0	17,380	17,380
Other liabilities	0	657,530	30,794	688,324	688,324
Total liabilities	$0	$4,346,105	$14,899,079	$19,245,184	$19,259,635

	December 31, 2024
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$7,534,909	$7,534,909	$7,759,323
Policy loans	0	0	1,541,480	1,541,480	1,541,480
Short-term investments	21,101	0	0	21,101	21,101
Cash and cash equivalents	474,415	0	0	474,415	474,415
Accrued investment income	0	466,394	0	466,394	466,394
Reinsurance recoverables and deposit receivables	0	0	2,355,489	2,355,489	2,357,292
Receivables from parent and affiliates	0	157,566	0	157,566	157,566
Other assets	0	203,493	0	203,493	203,493
Total assets	$495,516	$827,453	$11,431,878	$12,754,847	$12,981,064
Liabilities:
Policyholders’ account balances - investment contracts	$0	$815,520	$9,995,841	$10,811,361	$10,826,931
Cash collateral for loaned securities	0	121,372	0	121,372	121,372
Reinsurance and funds withheld payables	0	2,602,140	0	2,602,140	2,602,140
Payables to parent and affiliates	0	38,571	0	38,571	38,571
Other liabilities	0	849,278	31,606	880,884	880,884
Total liabilities	$0	$4,426,881	$10,027,447	$14,454,328	$14,469,898
(1)Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or are out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.
The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the relative strength of the underlying collateral, the principal exit strategies for the loans, prevailing interest rates and credit risk.

Policy Loans

The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments, which are not securities, recorded at amortized cost, cash and cash equivalent instruments; accrued investment income; receivables from parent and affiliates; and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.
Reinsurance Recoverables and Deposit Receivables

Reinsurance recoverables and deposit receivables include receivables from modified coinsurance arrangements and other reinsurance arrangements between the Company, its affiliates, and third-parties. See Note 12 for additional information about the Company's reinsurance arrangements. Deposit receivables primarily consist of deposit assets related to the reinsurance agreements. Deposits made are included in "Reinsurance recoverables and deposit receivables". The deposit assets are adjusted as amounts are paid, consistent with the underlying contracts.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.

Reinsurance and Funds Withheld Payables

Reinsurance and funds withheld payables include amounts payable to the reinsurer under coinsurance with funds withheld arrangements where the Company is the cedant. Deposits received are included in "Reinsurance and funds withheld payables". The deposit liabilities are adjusted as amounts are received, consistent with the underlying contracts.

Payables to Parent and Affiliates

Payables to parent and affiliates is primarily related to accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

Other Liabilities

Other liabilities are primarily payables, such as unsettled trades, drafts, and escrow deposits. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.